Equity Incentive Plans - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,924	$ 181
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	34	27
Product development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	18	41
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,872	$ 113